Tax matters (Tables)	12 Months Ended
Dec. 31, 2022
Tax matters
Schedule of income tax expense

	2020	2021	2022

Current income tax expense:
Tax expense for current year	7,496	3,777	12,162
Deferred income tax expense (benefit):
Origination and reversal of temporary difference and usage (accrual) of tax carryforward benefits	(1,270)	1,189	(3,998)
Total Income tax	6,226	4,966	8,164

Schedule of income tax reconciliation

	2020	2021	2022

Profit before tax	25,200	25,767	32,272

Income tax at 30%	7,560	7,730	9,682

Increase/(Decrease) due to permanent differences
Of which:
Due to effect of inflation	(1,126)	(2,775)	(3,023)
Due to effect of tangible assets	(116)	(243)	(387)
Due to effect of non-deductible expenses, non-taxable income and others	(92)	254	1,892
Income Tax	6,226	4,966	8,164

Effective tax rate	24.71%	19.27%	25.30%
Current tax liability	—	—	—

Income tax	6,226	4,966	8,164
Of which:
Current	7,496	3,777	12,162
Deferred	(1,270)	1,189	(3,998)

Schedule of tax recognized in equity

	2020	2021	2022

Net tax credited/(charged) to consolidated total equity:
Remeasurement of defined benefit obligation	264	16	149
Measurement of Financial assets at fair value through other comprehensive income – Debt instruments	(1,056)	1,402	2,210
Measurement of financial derivatives (Cash flow hedges)	126	(422)	365
Paid interests on Subordinated Additional Tier I Capital Notes	290	—	276
	(376)	996	3,000

Schedule of components of gross deferred tax assets and liabilities

	12/31/2021	12/31/2022

Total deferred tax assets prior to offsetting	19,295	26,719
Of which:
Tangible assets and deferred charges	2,288	2,902
Provisions	2,444	2,305
Impairment losses on financial assets at amortized cost	8,620	11,971
Valuation of financial instruments	—	2,908
Net operating losses carryforward (*)	1	—
Capital losses carryforward (*)	2,333	2,129
Labor provisions	1,238	1,482
Fees and interest collected in advance	1,299	2,703
Foreign exchange rate financial derivatives	1,072	319
Total deferred tax liabilities prior to offsetting	(1,690)	(2,270)
Of which:
Unrealized gains on financial instruments	(517)	—
Prepayments	(1,022)	(1,188)
Labor provisions	—	(738)
Other	(151)	(344)
(*)

The net operating losses carryforward and the capital losses carryforward can be deducted during the ten-year period following the fiscal year in which the net operating loss and the capital loss were originated.

Schedule of capital losses carryforward

As of December 31, 2022, the detail of capital losses carryforward is as follows:

Year of origination	Year of expiration	Amount	Deferred tax asset

2018	2028	1,646	494
2019	2029	1,975	592
2020	2030	1,934	580
2021	2031	782	235
2022	2032	762	229
		7,097	2,129

Schedule of deferred tax assets and liabilities on balance sheet

	12/31/2021	12/31/2022

Presented as deferred tax assets	18,111	24,662
Presented as deferred tax liabilities	(506)	(213)
Net	17,605	24,449

Schedule of changes in deferred tax assets and liabilities

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2021	Income	Income	Movements	12/31/2021

Deferred tax assets	21,340	(1,116)	(602)	(327)	19,295
Deferred tax liabilities	(3,440)	(73)	1,598	225	(1,690)
	17,900	(1,189)	996	(102)	17,605

			(Charge)/
			Credit to
			Consolidated
		(Charge)/ Credit to	Other
		Consolidated	Comprehensive	Other
	01/01/2022	Income	Income	Movements	12/31/2022

Deferred tax assets	19,295	5,229	2,399	(204)	26,719
Deferred tax liabilities	(1,690)	(1,231)	601	50	(2,270)
	17,605	3,998	3,000	(154)	24,449